Consolidated Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2020	Aug. 31, 2020
Current
Cash	$ 4,780	$ 1,308
ATM Offering proceeds receivable	1,695
Amounts receivable	456	218
Prepaid expenses	302	385
Total current assets	7,233	1,911
Performance bonds and other assets	132	108
Exploration and evaluation assets	38,437	34,939
Right to use asset (leased corporate offices)	158	175
Property, plant and equipment	296	282
Total assets	46,256	37,415
Current
Accounts payable and other liabilities	790	1,412
Bank advisory fees payable		2,890
Total current liabilities	790	4,302
Loan payable	15,961	19,337
Convertible notes	17,926	17,212
Share based liabilities	673	509
Lease liability	181	198
Total liabilities	35,531	41,558
SHAREHOLDERS' EQUITY
Share capital	875,840	861,890
Contributed surplus	28,525	28,278
Accumulated other comprehensive loss	(160,974)	(164,124)
Deficit	(748,910)	(746,313)
Total shareholders' deficit attributable to shareholders of Platinum Group Metals Ltd.	(5,519)	(20,269)
Non-controlling interest	16,244	16,126
Total shareholders' equity (deficit)	10,725	(4,143)
Total liabilities and shareholders' equity (deficit)	$ 46,256	$ 37,415